New York Life Insurance Company
51 Madison Avenue
New York, NY 10010
Tel: (212) 576-5728
E-Mail: Daniel_Bonamassa@newyorklife.com
www.newyorklife.com

Daniel A. Bonamassa
Assistant General Counsel

VIA EDGAR

May 4, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File Nos. 333-228039 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and the Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 9, 2021 as part of Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 9, 2021.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-5728.

Very truly yours,

/s/ Daniel A. Bonamassa
Daniel A. Bonamassa
Assistant General Counsel